Disposal of assets and other changes in organizational structure	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disposal of assets and other changes in organizational structure
10.	Disposal of assets and other changes in organizational structure

The Company has an active partnership and divestment portfolio, which takes into account opportunities for disposal of non-strategic assets in several areas in which it operates. The partnerships provide for the sharing and development of new technologies, strengthening corporate governance, and sharing future risks and investments. The divestment and partnership portfolio is dynamic, since the development of transactions also depends on conditions beyond the control of the Company. The divestment projects and strategic partnerships follow the procedures aligned with the guidelines of the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the current legislation.

In 2018, partnerships and divestments resulted in US$ 6 billion cash inflows to the Company, which, along with other initiatives included in the Company’s Business and Management Plan, enable the Company to reduce and improve its indebtedness and debt profile.

On October 3, 2018, the 1st Federal Court of the state of Sergipe, by means of a preliminary injunction relating to a public action, ordered Petrobras and ANP to suspend the sale process of oil fields located in the state of Bahia (Buracica and Miranga groups and related facilities) alleging absence of a proper bidding process, that would result in impending damage to the public treasury. On October 24, 2018, the Federal Regional Court of the 5th Region rejected the request for suspension of the effects of the preliminary ruling previously presented by the Federal Government.

On December 19, 2018, an injunction was issued against the Company before the Brazilian Federal Supreme Court, later suspended on January 11, 2019 by the president of this Court, until court assessment on this injunction. Thus, the Company is able to resume the publication of any opportunities related to new E&P divestment projects, following the normal course of its business.

The competitive process for the divestment of the wholly-owned subsidiary Transportadora Associada de Gás S.A. (TAG) was previously suspended by decision of the Federal Regional Court of the 5th Region, but the Superior Court of Justice reversed this decision on January 15, 2019. Therefore, on January 17, 2019, Petrobras resumed the process for the disposal of 90% of TAG, for 100% of Araucária Nitrogenados S.A., as well as for forming partnerships in refining business.

Moreover, the Brazilian Federal Attorney-General’s Office (AGU) stated that Petrobras meets the requirements on this divestment process, since it has legislative authorization to dispose of its subsidiaries and complies with applicable regulation for divestment of assets by state-owned companies, relating to corporate governance, transparency and market best practices.

10.1.	Disposal of assets

Second installment of the exploratory block BM-S-8 sale

On July 28, 2016 the Board of Directors of Petrobras approved the disposal of the Company’s 66% interest in the exploratory block BM – S-8 to Statoil Brasil Óleo e Gás Ltda, which includes the Carcará area located in the pre-salt of Santos Basin, for the amount of US$ 2.5 billion.

The first installment of US $ 1.25 billion, corresponding to 50% of the transaction value, was received on November 22, 2016, and the remaining amount relates to two contingent payments.

The production sharing agreement with respect to the Norte de Carcará area, entered into by the Brazilian Federal Government, Statoil, Petrogal and Exxon, was made official on February 2, 2018 through the Brazilian Federal Register (official gazette). This fact completed the conditions precedent for the second payment of the exploratory block BM-S-8. Accordingly, the Company received US$ 300 on March 21, 2018 and accounted for it within other income and expenses.

The third installment of this sale, in the amount of US$ 950, is still pending of certain future events related to the signing of a unitization agreement and will be recognized if and when these events occur.

Disposal of Liquigás

On November 17, 2016 the Company’s Board of Directors approved the disposal of its wholly-owned subsidiary Liquigás Distribuidora S.A, a group entity from the RT&M business segment (Refining, Transportation and Marketing), to Companhia Ultragaz S.A., a subsidiary of Ultrapar Participações S.A. In January 2017, this sale was approved at Ultrapar’s and Petrobras’ Shareholders’ Meetings for the amount of US$ 828.

On February 28, 2018, the Brazilian Antitrust Regulator (CADE) ruled on this matter and disallowed this sale. The sales and purchase agreement was subject to a termination clause providing for compensation to the Company in case of such decision. Accordingly, the Company received US$ 88 on March 13, 2018 and the related assets and liabilities are no longer classified as held for sale.

Strategic alliance with Total

On December 21, 2016, the Company entered into a master agreement with Total, in connection with the Strategic Alliance established in the Memorandum of Understanding signed on October 24, 2016. Accordingly, certain E&P assets were classified as held for sale at December 31, 2016 due to the share of interests established in this agreement, as described below:

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Transfer of the Company’s 22.5% stake in the concession area named as Iara, comprising Sururu, Berbigão and West of Atapu fields, which are subject to unitization agreements with Entorno de Iara (an area under the Assignment Agreement in which the Company holds 100% stake and is located in the Block BM-S-11). The Company will continue to operate the block;

•	Transfer of the Company’s 35% stake in the concession area of Lapa field, located in the Block BM-S-9. Total will also become the operator and the Company will retain a 10% interest in this area; and

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Transfer of the Company’s 50% interests in Termobahia S.A, including the power plants Celso Furtado and Rômulo Almeida. In 2016, the Company recognized an impairment loss on this transaction in the amount of US$ 47.

On February 28, 2017, the Company and Total signed purchase and sale agreements with respect to the aforementioned assets. Total will pay to the Company the amount of US$ 1,675 in cash for assets and services, subject to price adjustments. In addition, a long-term line of credit in the amount of US$ 400 will be provided by Total, which may be used to fund the Company’s investments in the Iara fields.

The aforementioned agreements supplement the ones already executed on December 21, 2016, such as: (i) the Company’s preemptive right to purchase a 20% interest in block 2 of the Perdido Foldbelt area, in the Mexican sector of the Gulf of Mexico, (ii) the joint exploration studies in the exploratory areas of Equatorial Margin and in Santos Basin; and (iii) the Technological partnership agreement in the areas of digital petrophysics, geological processing and subsea production systems.

On January 12, 2018, Petrobras and Total closed the aforementioned transfers of interests of Iara and Lapa fields, after performing all conditions precedent to this transaction.

This transaction totaled US$ 1.95 billion, including price adjustments, but not including the long-term line of credit. Accordingly, the Company recognized US$ 689 as other income and expenses in the first quarter of 2018.

On December 21, 2018, Petrobras and Total entered into the following agreements:

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Petrobras exercised its put option, as provided in the contract signed in January 2018, transferring its remaining 10% stake in Lapa field to Total, in block BM-S-9. This transaction is still subject to some conditions precedent; and

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Investment agreement for the creation of a joint venture, with the participation of 49% of Petrobras and 51% of Total Eren S.A. (an associate of Total), with the objective of developing onshore projects in solar and wind energy in Brazil. This agreement has legally binding obligations, where both companies are committed to prepare the required documentation to establish the joint venture, aiming at developing a portfolio of projects of up to 500MW of installed capacity over a 5-year horizon.

The negotiations relating to the power plants deal are ongoing and the assets and liabilities thereof remained classified as held for sale at December 31, 2018.

Disposal of Suape and Citepe petrochemical plants

On December 28, 2016, the Company’s Board of Directors approved the disposal of the interests in the wholly-owned subsidiaries Companhia Petroquímica de Pernambuco (PetroquímicaSuape) and Companhia Integrada Têxtil de Pernambuco (Citepe), both from the RT&M business segment, to Grupo Petrotemex S.A. de C.V. and to Dak Americas Exterior, S.L., both subsidiaries of Alpek, S.A.B. de C.V., which is a company from Grupo Alfa S.A.B. de C.V. (a Mexican public company), for the amount of US$ 385, to be disbursed at the transaction closing and subject to adjustments relating to working capital, net debt and recoverable taxes.

This transaction was approved at Petrobras’ Shareholders’ Meeting on March 27, 2017.

On February 7, 2018, the CADE approved this transaction provided the execution of an Agreement on Concentration of Control (Acordo de Controle de Concentração – ACC).

On April 30, 2018, this transaction was completed with the payment of US$ 435 after the fulfillment of all conditions precedent and adjustments established in the purchase and sale agreement, except for the final price adjustment, whose calculation is based on the audited financial statements of these companies.

Thereby, reversals of impairment in the amount of US$ 86 were accounted for in the second and third quarters of 2018.

Sale of Azulão field

On November 22, 2017, the Company entered into an agreement with Parnaíba Gás Natural S.A., a subsidiary of Eneva S.A, concerning the assignment of its entire participation in the Azulão Field (Concession BA-3), located in the state of Amazonas, in the amount of US$ 55.

This transaction was concluded on April 30, 2018 upon fulfillment of the conditions precedent, adjustments set forth in the agreement and payment of US$ 57 to the Company, resulting in a US$ 45 gain accounted for as other income and expenses.

Strategic alliance with Equinor ASA (formerly Statoil)

On December 18, 2017, the Company entered into agreements with the Norwegian company Equinor relating to the assets of the strategic partnership, in continuity with the Heads of Agreement (“HoA”) signed and disclosed on September 29, 2017. The main signed contracts are:

(i) Strategic Alliance Agreement (“SAA”) - agreement describing all documents related to the strategic partnership, covering all negotiated initiatives;

(ii) Sale and Purchase Agreement (“SPA”) - sale of 25% of Petrobras’ interest in the Roncador field to Equinor.

(iii) Strategic Technical Alliance Agreement (“STAA”) - strategic agreement for technical cooperation aiming at maximizing the value of the asset and focusing on increasing the recoverable oil volume (recovery factor), including the extension of the useful life of the field; and

(iv) Gas Term Sheet - Equinor may hire a certain processing capacity of natural gas at the Cabiúnas Terminal (TECAB) for the development of the BM-C-33 area, where the companies already are partners and Equinor is the operator.

The strategic alliance, among other goals, aims at applying the Equinor’s expertise in mature fields in the North Sea towards increasing the recovery factor of Roncador field. Accordingly, the parties signed the STAA for technical cooperation and the joint development of projects.

The SPA has a total amount of US$ 2.9 billion, made up of US$ 118 paid at the signature date of the agreement, contingent payments relating to investments in projects to increase the recovery factor of the field, limited to US$ 550, and the remaining amount will be paid at the transaction closing.

At December 31, 2017, a US$ 405 loss was recognized on this transaction, as its sale price was lower than carrying amount.

On June 14, 2018, this transaction was completed upon receipt of US$ 2 billion, including price adjustments at its closing amounting to US$ 14, in addition to the US$ 118 received as an advance on the signing date. Additionally, Equinor will make payments, limited to US$ 550, to the extent investments in projects for improvement of the recovery factor occur. The present value of such payments was recognized as account receivables in the amount of US$ 386, net of the aforementioned advance.

Following the closing of this transaction, the Company recognized US$ 222 as an additional loss within other income and expenses as a result of price adjustment under the SPA.

All the conditions precedent to the closing were fulfilled, including approval by the ANP and CADE, as well as the negotiation of contracts for the use of production facilities and of the purchase of associated gas by Petrobras. The final price adjustment of this transaction will occur in up to 180 business days after the closing.

Sale of distributors in Paraguay

On June 26, 2018 the Board of Directors approved the sale to Copetrol Group of its entire interest held through its wholly-owned subsidiary Petrobras International Braspetro B.V. (PIB BV) in Petrobras Paraguay Distribución Limited (PPDL UK), Petrobras Paraguay Operaciones y Logistica SRL (PPOL) and Petrobras Paraguay Gas SRL (PPG).

The proceeds estimated from this sale is US$ 384, of which US$ 49 was deposited in an escrow account at the signing date, and the remaining amount will be disbursed to the Company when the transaction closes, including US$ 55 related to cash balance of these companies. The sale amount is still subject to adjustments due to changes in working capital until the conclusion of the transaction.

The corresponding assets and liabilities of this transaction are classified as held for sale as of December 31, 2018 as the conclusion of the transaction is still subject to approval procedures according to the Paraguay regulation.

Joint venture in Gulf of Mexico

In October 2018, the Company, through its wholly-owned subsidiary Petrobras America Inc. (PAI), entered into an agreement with Murphy Exploration & Production Company – USA (“Murphy”), a wholly-owned subsidiary of Murphy Oil Corporation, in order to establish a joint venture (MP Gulf of Mexico, LLC) consisting of their producing properties of oil and gas activities in the Gulf of Mexico.

On November 30, 2018, the operation was completed with the creation of a joint venture with 80% of Murphy and 20% of PAI, with the contribution of all oil and gas producing assets located in the Gulf of Mexico, of both companies. The transaction was concluded with Murphy’s following the payment of US$ 795 to PAI, after price adjustments provided for in the contract, corresponding to the difference between the value of assets used as contribution by both parties at the transaction closing. The agreement also set forth payments of up to US$ 150 to be made until 2025, and investments of up to US$ 50 to be carried out by Murphy, linked to PAI production development costs in the St. Malo field. These remaining payments were measured at their present value, amounting to US$ 158, and were accounted for as receivables.

An impairment loss in the amount of US$ 715 was accounted for in the statement of income, of which US$ 264 relates to the last quarter of 2018 (see note 14).

Sale of Petrobras Oil & Gas B.V. (PO&GBV)

On October 31, 2018, the wholly owned subsidiary Petrobras International Braspetro BV (PIBBV) entered into an agreement to sale its 50% interest in PO&GBV to Petrovida Holding B.V, a company formed in partnership by Vitol Investment Partnership II Ltd, Africa Oil Corp and Delonex Energy Ltd.

PO&GBV is a joint venture in the Netherlands formed by PIBBV (50%) and BTG Pactual E&P B.V. (50%), consisting of assets located in Nigeria. It has 8% interest in the Agbami producing field, and 16% interest in Akpo producing field and Egina developing field (final stage). PO&GBV does not operate any of these fields.

The transaction will involve a total amount of up to US$ 1,530, with a cash payment of US$ 1,407, subject to adjustments until the closing of the transaction, and a deferred payment of up to US$ 123 (nominal value), to be settled as soon as the Agbami field redetermination process is implemented.

This transaction is subject to customary conditions precedent, such as approvals by relevant Nigerian authorities. Therefore, the investment in PO&GBV is classified as held for sale as of December 31, 2018, and an impairment reversal in the amount of US$ 45 was accounted for within equity-accounted investments.

Sale of onshore producing fields

On December 27, 2018, the Company’s Board of Directors approved the sale of its total interest in 34 onshore producing fields, located in Potiguar basin, in the state of Rio Grande do Norte, to 3R Petroleum company, in the amount of US$ 453.

Accordingly, the related assets and liabilities were reclassified as held for sale and reversals of impairments previously recognized on these assets were accounted for at December 31, 2018, as described in note 14.2.

Sale of interest in three offshore producing fields in Campos basin

On November 28, 2018, the Company’s Board of Directors approved the sale of interest in Pargo, Carapeba and Vermelho fields (the Northeast group of fields), located in shallow waters on the coast of the state of Rio de Janeiro, to Perenco company. The transaction value amounts to US$ 370, of which 20% (US$ 74) paid at the contract signature, and the remaining balance will be paid at the transaction closing, subject to price adjustments.

The transaction closing is subject to the fulfillment of conditions precedent determined by the contract, such as approval by the ANP and the grant, by the Brazilian Institute of the Environment and Renewable Natural Resources (Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA), of the required environmental licenses to Perenco, which will be the operator of the fields. Therefore, the related assets and liabilities are classified as held for sale as of December 31, 2018.

10.2.	Assets classified as held for sale

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	12.31.2018					12.31.2017
	E&P	Distribution	Gas & Power	Others	Total	Total
Assets classified as held for sale

Cash and Cash Equivalents	—	40	—	—	40	8
Trade receivables	—	39	—	—	39	117
Inventories	—	47	—	—	47	128
Investments (*)	973	—	—	—	973	5
Property, plant and equipment	593	70	81	1	745	4,751
Others	—	102	—	—	102	309

Total	1,566	298	81	1	1,946	5,318

Liabilities on assets classified as held for sale

Trade Payables	—	1	—	—	1	102
Provision for decommissioning costs	932	—	—	—	932	170
Others	—	50	—	—	50	119

Total	932	51	—	—	983	391

(*) The amount of US$ 973 refers to the divestment in PO&GBV.

As of December 31, 2018, the amounts refer to assets and liabilities classified as held for sale following the approvals of sale of interests in Rômulo Almeida and Celso Furtado thermoelectric power generation plants; PPDL UK, PPOL and PPG (distribution operation in Paraguay); the remaining interest in PO&GBV (correspondent to 50%); the remaining 10% interest in Lapa field; the three fields in Campos basin; and the 34 onshore fields in Potiguar basin.

At December 31, 2017, the amounts also comprise assets and liabilities pertaining to Liquigás, Suape and Citepe petrochemical plants, the concession areas named as Iara and Lapa, the entire interest in Azulão field and 25% interest in Roncador field.

10.3.	Other changes in organizational structure

Sale and merger of Nova Fronteira Bioenergia

On December 15, 2016, the Company’s wholly-owned subsidiary PBIO (biofuels business segment) entered into an agreement with the São Martinho group to merge PBIO’s interests in Nova Fronteira Bioenergia S.A. (49%) into São Martinho.

On February 23, 2017, São Martinho granted to PBIO additional 24 million of its common shares, corresponding to 6.593% of its total capital. These shares were accounted for as available-for-sale securities.

On February 16, 2018, following the approval by its Extraordinary General Shareholder’s Meeting, PBIO disposed of, through a public auction held in the Brazilian stock exchange (B3), these 24 million of shares, at the share price of US$ 5.72 dollars. The settlement of the transaction occurred on February 21, 2018, finalizing the complete disposal of PBIO’s interests in São Martinho’s capital.

10.4.	Cash flows from sales of interest with loss of control

In 2018 and 2017, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
Suape and Citepe petrochemical plants (note 10.1)	435	(14)	421

Total in 2018	435	(14)	421

NTS	2,481	(88)	2,393
Petrobras Chile Distribución	470	(104)	366

Total in 2017	2,951	(192)	2,759

Disposal of interest in Nova Transportadora do Sudeste (NTS)

On April 4, 2017, the sale of a 90% interest in Nova Transportadora do Sudeste – NTS, a group entity from the gas and power business segment, to Brookfield Infrastructure Partners (BIP) and its affiliates, through a Private Equity Investment Fund (FIP), was completed in the amount of US$ 5.08 billion, and the Company recognized a gain in the amount of US$ 2,169 accounted for as other income and expenses.

Disposal of distribution assets in Chile

This transaction was concluded on January 4, 2017 and the net proceeds from this sale were US$ 470 was paid by Southern Cross Group at the transaction closing. Accordingly, the Company recognized a gain of US$ 0.8 as other income and expenses. In addition, a US$ 79 loss was reclassified from shareholders’ equity to other income and expenses within the income statement, reflecting the reclassification of cumulative translation adjustments resulting from the depreciation of the Chilean Peso against the U.S Dollar from the time of the acquisition of this investment to its disposal.